Schedule of Investments (unaudited) April 30, 2021	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 20.1%
iShares Core High Dividend ETF(a)	122,800	$11,737,224
iShares Preferred and Income Securities ETF(a)	978,863	37,881,998

		49,619,222

Domestic Fixed Income — 30.1%
iShares 10-20 Year Treasury Bond ETF(a)	250,159	35,695,188
iShares 20+ Year Treasury Bond ETF(a)(b)	257,884	35,753,038
iShares 7-10 Year Treasury Bond ETF(a)	26,530	3,024,154

		74,472,380

Domestic Real Estate — 5.5%
iShares Mortgage Real Estate ETF(a)	366,362	13,507,767

International Equity — 15.9%
iShares Emerging Markets Dividend ETF(a)	300,582	11,888,018
iShares International Select Dividend ETF(a)	849,056	27,517,905

		39,405,923

International Fixed Income — 10.7%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)(c)	550,606	23,888,042
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	23,337	2,593,674

		26,481,716

Non-Investment Grade Bonds — 17.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	497,275	43,481,726

Total Investment Companies — 99.9% (Cost: $251,085,617)		246,968,734

Security	Shares	Value

Short-Term Investments

Money Market Funds — 33.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(d)(e)	83,570,623	$83,612,408
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	120,000	120,000

		83,732,408

Total Short-Term Investments — 33.9% (Cost: $83,711,420)		83,732,408

Total Investments in Securities — 133.8% (Cost: $334,797,037)		330,701,142

Other Assets, Less Liabilities — (33.8)%		(83,609,084)

Net Assets — 100.0%		$247,092,058

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,195,726	$56,453,068	(a)	$—	$(13,357)	$(23,029)	$83,612,408	83,570,623	$392,829	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	20,000	(a)	—	—	—	120,000	120,000	155		—
iShares 10-20 Year Treasury Bond ETF	—	47,551,014		(6,164,383)	(147,512)	(5,543,931)	35,695,188	250,159	792,754		—
iShares 20+ Year Treasury Bond ETF	35,435,817	14,522,497		(6,530,440)	(101,370)	(7,573,466)	35,753,038	257,884	386,076		—
iShares 7-10 Year Treasury Bond ETF	—	3,218,350		(145,366)	(1,660)	(47,170)	3,024,154	26,530	3,818		—
iShares Core High Dividend ETF	—	11,530,735		(555,149)	26,545	735,093	11,737,224	122,800	110,406		—
iShares Emerging Markets Dividend ETF	13,239,311	14,372,433		(19,877,113)	(836,101)	4,989,488	11,888,018	300,582	657,760		—
iShares iBoxx $ High Yield Corporate Bond ETF	54,817,135	3,332,201		(15,809,096)	(594,924)	1,736,410	43,481,726	497,275	1,829,744		—
iShares International Developed Real Estate ETF(c)	13,945,914	62,679		(15,510,146)	1,868,214	(366,661)	—	—	112,601		—
iShares International Select Dividend ETF	42,429,100	13,061,629		(36,486,588)	(2,615,413)	11,129,177	27,517,905	849,056	1,011,833		—
iShares J.P. Morgan EM Local Currency Bond ETF	1,124,231	24,983,712		(2,066,472)	60,366	(213,795)	23,888,042	550,606	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	41,646,863	200,931		(39,094,045)	(975,474)	815,399	2,593,674	23,337	490,363		—
iShares Long-Term Corporate Bond ETF(c)	32,782,236	—		(31,574,226)	1,722,098	(2,930,108)	—	—	86,790		—
iShares Mortgage Real Estate ETF	30,188,872	475,663		(24,015,158)	(9,356,787)	16,215,177	13,507,767	366,362	954,070		—

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Morningstar Multi-Asset Income ETF

Affiliates (continued)

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

iShares Preferred and Income Securities ETF	$13,747,351	$27,519,145	$(4,986,377)	$13,378	$1,588,501	$37,881,998	978,863	$914,183	$—

				$(10,951,997)	$20,511,085	$330,701,142		$7,743,382	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$246,968,734	$—	$—	$246,968,734
Money Market Funds	83,732,408	—	—	83,732,408

	$330,701,142	$—	$—	$330,701,142

2